SHORT TERM LOANS-UNRELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS FROM THIRD PARTIES FOR WORKING CAPITAL PURPOSES

As of June 30, 2026 and December 31, 2025, short term loans from third parties for working capital purposes were as following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Third party loans	1,937,582	7,498,469
Total	$1,937,582	$7,498,469

SCHEDULE OF THIRD PARTY LOANS

Third party loans as of June 30, 2026 and December 31, 2025 consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)	(Audited)
Ms. Xiuxia Wang	1,639,192	2,827,395
Mr. Hongshan Liu	-	64,349
Fujian Chuanzhiyuan Industrial Investment Co., Ltd.	147,382	142,998
Chris Young	31,008	207,294
Ma Xin	-	268,315
CISI Investment Limited	-	2,583,118
Ms. Li Xiaozhen	-	1,405,000
Major Goal Limited	120,000	-
Total	$1,937,582	$7,498,469